REAL ESTATE PROPERTY, NET (Tables)	12 Months Ended
Dec. 31, 2013
REAL ESTATE PROPERTY, NET [Abstract]
Schedule of Real Estate Properties
	Land	Building	Condominium units	Currency translation adjustment	Total
Cost:

At January 1, 2012	$26,486	$158,587	$9,413	$409	$194,895
Additions	-	168	42	4,938	5,148

At December 31, 2012	26,486	158,755	9,455	5,347	200,043
Additions	-	94	12,854	5,248	18,196

At December 31, 2013	26,486	158,849	22,309	10,595	218,239

Accumulated depreciation:

At January 1, 2012	-	2,666	45	11	2,722
Depreciation charge for the year	-	2,149	262	84	2,495

At December 31, 2012	-	4,815	307	95	5,217
Depreciation charge for the year	-	2,861	231	169	3,261

At December 31, 2013	26,486	7,676	538	264	8,478

Real estate property, net:

At December 31, 2013	$26,486	$151,173	$21,771	$10,331	$209,761

At December 31, 2012	$26,486	$153,940	$9,148	$5,252	$194,826